Needham Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 87.4%	Shares	Value
Aerospace & Defense - 3.9%
AeroVironment, Inc. (a)	4,750	$869,487
BWX Technologies, Inc.	2,250	460,103
HEICO Corp.	2,500	685,500
Huntington Ingalls Industries, Inc.	10,250	3,893,975
Lockheed Martin Corp.	1,500	906,585
RTX Corp.	2,600	501,540
		7,317,190

Biotechnology - 0.4%
Gilead Sciences, Inc.	5,000	696,850

Capital Markets - 0.0% (b)
Wealthfront Corp. (a)	879	8,131

Chemicals - 1.4%
Aspen Aerogels, Inc. (a)	424,075	1,450,336
DuPont de Nemours, Inc.	17,000	778,600
Solstice Advanced Materials, Inc.	4,000	304,640
		2,533,576

Commercial Services & Supplies - 2.4%
Clean Harbors, Inc. (a)	12,750	3,655,808
Waste Management, Inc.	3,750	861,712
		4,517,520

Communications Equipment - 0.5%
ADTRAN Holdings, Inc. (a)	45,525	572,704
KVH Industries, Inc. (a)	47,500	425,600
		998,304

Construction & Engineering - 1.2%
Centuri Holdings, Inc. (a)	47,500	1,387,475
MasTec, Inc. (a)	2,650	852,611
		2,240,086

Construction Materials - 0.3%
CRH PLC	5,700	599,184

Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	11,500	944,495

Diversified Telecommunication Services - 0.5%
Comcast Corp. - Class A	31,500	904,365

Electrical Equipment - 10.4%
Generac Holdings, Inc. (a)	5,125	1,001,066
Hammond Power Solutions, Inc. (Canada)	18,000	2,269,183
nVent Electric PLC	47,000	5,559,160
Vertiv Holdings Co. - Class A	24,500	6,139,210
Vicor Corp. (a)	27,000	4,347,000
		19,315,619

Electronic Equipment, Instruments & Components - 8.2%
Coherent Corp. (a)	18,000	4,287,780
Corning, Inc.	42,000	5,710,740
TTM Technologies, Inc. (a)	17,500	1,704,850
Vishay Intertechnology, Inc.	195,000	3,510,000
		15,213,370

Energy Equipment & Services - 0.1%
SLB Ltd. (Curacao)	3,500	179,865

Entertainment - 0.3%
Atlanta Braves Holdings, Inc. - Class C (a)	5,000	213,500
Netflix, Inc. (a)	3,000	288,450
		501,950

Health Care Equipment & Supplies - 2.3%
Becton Dickinson & Co.	16,750	2,633,603
Medtronic PLC (Ireland)	19,500	1,689,675
		4,323,278

Health Care Providers & Services - 1.4%
Labcorp Holdings, Inc.	6,250	1,667,563
Quest Diagnostics, Inc.	4,500	881,910
		2,549,473

Hotels, Restaurants & Leisure - 0.4%
Vail Resorts, Inc.	5,000	641,600

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	2,500	565,075

Insurance - 1.6%
Markel Group, Inc. (a)	1,550	2,966,809

Interactive Media & Services - 0.8%
Alphabet, Inc. - Class A	5,000	1,437,800

IT Services - 1.4%
Akamai Technologies, Inc. (a)	20,000	2,297,000
Unisys Corp. (a)	175,000	362,250
		2,659,250

Life Sciences Tools & Services - 4.6%
Bruker Corp.	37,500	1,354,500
Thermo Fisher Scientific, Inc.	13,250	6,512,772
Waters Corp. (a)	2,266	674,815
		8,542,087

Machinery - 0.6%
Tennant Co.	17,500	1,162,000

Media - 0.4%
The Trade Desk, Inc. - Class A (a)	34,000	771,460
Versant Media Group, Inc.	1,260	46,645
		818,105

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	4,250	879,325

Professional Services - 2.9%
Jacobs Solutions, Inc.	5,500	700,040
Parsons Corp. (a)	86,000	4,658,620
		5,358,660

Real Estate Management & Development - 1.0%
CoStar Group, Inc. (a)	45,000	1,815,300

Semiconductors & Semiconductor Equipment - 32.2% (c)
Analog Devices, Inc.	10,000	3,181,400
Applied Materials, Inc.	8,250	2,819,767
ASML Holding NV (Netherlands)	2,550	3,368,117
Entegris, Inc.	32,500	3,810,300
FormFactor, Inc. (a)	74,500	7,225,755
Lam Research Corp.	25,000	5,341,500
Marvell Technology, Inc.	30,250	2,996,263
MKS, Inc.	21,750	4,998,367
Nova, Ltd. (Israel) (a)	10,500	4,559,940
PDF Solutions, Inc. (a)	236,800	7,745,728
Photronics, Inc. (a)	90,000	3,636,900
Qnity Electronics, Inc.	17,500	2,019,150
SiTime Corp. (a)	6,000	2,072,100
Teradyne, Inc.	9,000	2,668,140
Veeco Instruments, Inc. (a)	99,050	3,353,833
		59,797,260

Software - 0.5%
Crowdstrike Holdings, Inc. - Class A (a)	1,850	722,259
Salesforce, Inc.	1,500	280,005
		1,002,264

Specialty Retail - 1.4%
CarMax, Inc. (a)	61,000	2,536,380

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	4,750	1,205,502
Hewlett Packard Enterprise Co.	74,000	1,761,940
Super Micro Computer, Inc. (a)	275,000	6,261,750
		9,229,192
TOTAL COMMON STOCKS (Cost $62,701,701)		162,254,363

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 12.7%	Shares	Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.53% (d)	23,665,685	23,665,685
TOTAL SHORT-TERM INVESTMENTS (Cost $23,665,685)		23,665,685

TOTAL INVESTMENTS - 100.1% (Cost $86,367,386)		185,920,048
Liabilities in Excess of Other Assets - (0.1)%		(154,403)
TOTAL NET ASSETS - 100.0%		$185,765,645

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Needham Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$162,254,363	$–	$–	$162,254,363
Short-Term Investments	23,665,685	–	–	23,665,685
Total Investments	$185,920,048	$–	$–	$185,920,048

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Investments)
United States	$173,853,268	93.5%
Israel	4,559,940	2.5
Netherlands	3,368,117	1.8
Canada	2,269,183	1.2
Ireland	1,689,675	0.9
Curacao	179,865	0.1
	$185,920,048	100.0%